Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr. 13, 2012
Rochdale Dividend & Income Portfolio (Prospectus Summary) | Rochdale Dividend & Income Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rochdale Dividend & Income Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide significant income and,
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	as a secondary focus, long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the
Rochdale Portfolios. More information about these and other discounts is available from your financial professional and in "Shareholder Information" on page 47 of the Portfolio's prospectus and "Additional Purchase and Redemption
		Information" on page 56 of the Portfolio's statement of additional information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating expenses or in the example, affect the
Portfolio's performance. During the most recent fiscal year, the Portfolio's
		portfolio turnover rate was 20.60% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.60%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Rochdale Portfolios.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Portfolio do not correlate to the "Ratio of expenses to average net assets: Before fees waived and expenses absorbed/recouped" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's
		operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio invests primarily in income-generating securities, including dividend-paying equity and fixed income securities. Generally, the Portfolio will invest at least 50% of its assets in dividend-paying equity securities. Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities and real estate investment trusts ("REITS"). Companies of any size may be considered for investment. Equity investments consist primarily of domestic securities, but the Portfolio also may invest up to 25% of its total assets in dividend- and income-generating foreign securities, including those of emerging markets. The Portfolio may invest in debt securities of any maturity or duration including those from corporate and municipal issuers as well as asset-backed securities. No more than 15% of the
Portfolio's assets at cost may be invested in debt securities, convertible securities, or preferred stocks deemed below investment grade. The Portfolio may invest in debt securities of any maturity or duration including those from both corporate and municipal issuers as well as asset-backed securities. The Advisor expects that the equity securities in which it invests will generate a higher yield and have lower price/earnings than similar funds over the long term, although there can be no assurance that the Portfolio will do so.

In selecting equity securities, the Advisor will seek companies that pay above-average, stable dividend yields and have the ability to grow yields over time. In selecting fixed income securities for the Portfolio, the Advisor seeks securities with attractive rates of current income with consideration to the credit quality of the issuer and the maturity, duration, and other characteristics of the obligation. Once purchased, companies are monitored for changes in their fundamentals and in industry conditions. Nevertheless, the
Portfolio may continue to own a security as long as the dividend or interest yields satisfy the Portfolio's objectives, the credit quality meets the
Advisor's fundamental criteria, valuation is attractive, and industry trends
		remain favorable.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	As with all mutual funds, there is the risk that you could lose money on your investment in the Portfolio. Risks that could adversely affect the value of your investment include:

o  General Market Risk - The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole.

o  Management Risk - The risk that the Advisor's security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.

o  Interest Rate Risk - Interest rate changes may cause the prices of fixed-income securities held by the Portfolio to fall. This risk may affect lower rated securities and floating rate securities to a greater extent than other types of debt securities, Additionally, especially during periods of declining interest rates, borrowers may pay back principal before the scheduled due date, requiring the Portfolio to replace a particular loan or bond with another, lower-yield security.

o  Equity Market Risk - Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of the issuer may be limited. The market may also undervalue the stocks held by the
   Portfolio. Additionally, a rise in interest rates may result in a decline in the equity market.

o  Real Estate Investment Trusts ("REITs") Risk - REITs' share prices may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a given
   REIT will fail to qualify for favorable tax treatment.

o  Foreign Securities Risk - Foreign securities may be adversely affected by foreign economic and political conditions, currency fluctuations, taxation policies, and/or accounting and auditing standards. Such risks may be greater in the case of investments in emerging markets.

o  Small and Medium-Size Company Risk - The stocks held by the Portfolio may include smaller companies, which are typically more volatile and less liquid than larger companies.

o  Dividend Tax Treatment Risk - The risk that there is a significant change in legislation or policy affecting taxation on dividends.

o  High Yield Bond Risk - High yield bonds are considered speculative under traditional investment standards. High yield bonds are generally subject to greater market, credit, liquidity and interest rate risks than higher quality bonds. Prices of these securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

o  Credit Risk - Changes in the credit quality rating of a security or changes in an issuer's financial condition can affect the Portfolio. A default on a security held by the Portfolio could cause the value of you investment in the
   Portfolio to decline. Investments in bank loans and lower rated debt securities involve higher credit risks. There is a relatively higher risk that the issuer of such loans or debt securities will fail to make timely payments of interest or principal, or go bankrupt. Credit risk may be high for the
   Portfolio because it invests in lower rated investment quality fixed income securities.

o  Liquidity Risk - Bank loans, high yield bonds, floating rate securities and lower rated securities may experience illiquidity, particularly during certain periods of financial or economic distress, causing the value of the investments to decline. The Portfolio might find it more difficult to sell the investments when illiquid or receive less than the security is worth were the security sold. Additionally, one or more of the instruments in which the
   Portfolio invests may be permanently illiquid in nature and market prices for these instruments are unlikely to be readily available at any time. In the absence of readily available market prices or, as is expected to be the case for certain illiquid asset-backed investments, the absence of any pricing service or observable pricing inputs, the valuation process will depend on the evaluation of factors such as prevailing interest rates, creditworthiness of the issuer, the relative value of the cash flows represented by the underlying assets and other factors. The resulting values, although arrived upon through a good faith process, may be inaccurate and may affect the Portfolio's net
		asset value.
Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money on your investment in the Portfolio.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Portfolio. The bar chart provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's total return has varied for annual periods through December 31, 2011. Figures shown in the bar chart do not reflect sales charges, which would lower returns. Following the bar chart is the Portfolio's highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows the Portfolio's average return over time compared with broad-based market indices. Portfolio returns shown in the performance table reflect the maximum sales charge of
5.75%. Past performance (before and after taxes) will not necessarily continue
		in the future. Updated performance is available at www.rochdale.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Portfolio.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rochdale.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) will not necessarily continue in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns	[1]
Bar Chart, Closing	rr_BarChartClosingTextBlock	Quarterly Return Quarter Ended Highest 21.25% 6/30/2001 Lowest -23.63% 9/30/2001
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund shares" may be higher than other return figures because when a capital loss occurs upon redemption of Portfolio shares, a tax deduction is provided that benefits the investor.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or
IRAs. The "Return After Taxes on Distributions and Sale of Fund shares" may be higher than other return figures because when a capital loss occurs upon redemption of Portfolio shares, a tax deduction is provided that benefits the
		investor.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2011	[2]
Rochdale Dividend & Income Portfolio (Prospectus Summary) | Rochdale Dividend & Income Portfolio | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Rochdale Dividend & Income Portfolio (Prospectus Summary) | Rochdale Dividend & Income Portfolio | Dow Jones Select Dividend Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones Select Dividend Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.66%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.90%
Rochdale Dividend & Income Portfolio (Prospectus Summary) | Rochdale Dividend & Income Portfolio | Lipper Equity Income Category Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Equity Income Category Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.42%
Rochdale Dividend & Income Portfolio (Prospectus Summary) | Rochdale Dividend & Income Portfolio | Rochdale Dividend & Income Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Redemption Fee (as a percentage of amount redeemed within 45 days or less of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	710
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	995
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,301
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,167
Annual Return 2002	rr_AnnualReturn2002	(31.27%)
Annual Return 2003	rr_AnnualReturn2003	31.15%
Annual Return 2004	rr_AnnualReturn2004	15.79%
Annual Return 2005	rr_AnnualReturn2005	1.65%
Annual Return 2006	rr_AnnualReturn2006	22.10%
Annual Return 2007	rr_AnnualReturn2007	1.91%
Annual Return 2008	rr_AnnualReturn2008	(24.31%)
Annual Return 2009	rr_AnnualReturn2009	19.21%
Annual Return 2010	rr_AnnualReturn2010	17.48%
Annual Return 2011	rr_AnnualReturn2011	9.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.63%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.70%
Rochdale Dividend & Income Portfolio (Prospectus Summary) | Rochdale Dividend & Income Portfolio | Rochdale Dividend & Income Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.72%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.76%
Rochdale Dividend & Income Portfolio (Prospectus Summary) | Rochdale Dividend & Income Portfolio | Rochdale Dividend & Income Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.72%

[1]	Prior to June 27, 2003, the Dividend & Income Portfolio operated as the Rochdale Alpha Portfolio, with a different investment strategy.
[2]	Prior to June 27, 2003, the Portfolio operated as the Rochdale Alpha Portfolio, with a different investment objective and an aggressive mid- and small-cap strategy.
[3]	This CDSC applies ONLY for shareholders who purchase $1 million or more and redeem within 12 months of purchase.
[4]	The Total Annual Fund Operating Expenses for the Portfolio do not correlate to the "Ratio of expenses to average net assets: Before fees waived and expenses absorbed/recouped" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.